Merger - Additional Information (Detail) - UCB [Member] $ in Thousands	Sep. 14, 2018 USD ($) shares
Business Combinations [Line Items]
Date of acquisition completion	Sep. 14, 2018
Acquisition cash paid	$ 12,675
Common shares issued to shareholders | shares	4,277,430
Stock and cash transaction aggregate consideration	$ 117,344
Total assets of UCB prior to the merger	537,875
Assets, loan	298,319
Assets, Deposit	$ 475,944
Core deposit intangibles and other intangibles, amortization period	10 years
Cash acquired	$ 156,472
Loans acquired	298,319
Loans acquired with credit deterioration	1,210
Deposits acquired	$ 475,900